Financial Risk Management - Market Risk (Details)	6 Months Ended
	Jun. 30, 2017 CAD / shares CAD / $	Oct. 14, 2016 CAD / $	Oct. 13, 2016 CAD / $
Risks and Uncertainties [Abstract]
Foreign exchange rate (CAD per USD) | CAD / $	1.30	1.32	1.32
Estimated effect of 5 cent change in exchange rate on EPS (percent) | CAD / shares	CAD 0.07